UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period:3/31/08

Item 1.  Reports to Stockholders.

IPO PLUS AFTERMARKET FUND

2008 Semi-Annual Report

March 31, 2008

Renaissance Capital Corporation

The IPO Experts

THE IPO PLUS

AFTERMARKET FUND

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Choose one option or all of the options.  It is up to you. To sign up for electronic delivery, just visit our web site: www.IPOhome.com. Click on “IPO Plus Fund”, then click on “Register for Online Access” in the “Existing Shareholders” section. It’s that simple!

1-888-IPO-FUND

(1-888-476-3863)

IPOs for Everyone

 This page is not part of the prospectus.

Renaissance Capital—The IPO Experts

Dear Fellow Shareholders:

We present you with the IPO Plus Aftermarket Fund’s 2008 Semi-Annual Report.  For the six months ended March 31, 2008, the IPO Plus Fund’s total return was -16.00%, compared with -12.46% for the S&P 500, -15.64% for the NASDAQ OTC Composite and -14.02% for the Russell 2000*.

During the period, U.S. and foreign stock and bond markets were roiled by the credit crisis, rising oil prices and concerns over high commodities prices.  These events took their toll on the IPO market, which slowed its issuance.

To manage itself during this difficult period, the IPO Fund took a defensive position.  Specifically, the IPO Fund invested in traditional oil and gas companies as well as energy-focused derivative exchanges and alternative energy providers, which benefited from rising energy prices.  The IPO Fund also invested in business service providers such as education companies, which prosper in periods of labor market tightening as people seek retraining.

Nevertheless, the IPO Fund was negatively impacted by the broad-based sell off, which particularly impacted new companies, technology companies and financial companies.  Although the IPO Fund avoided holding mortgage-related exposure during the period, performance was hurt by its holdings of large asset managers, whose investors feared net asset outflows.

Although the IPO market remains below its normal level of issuance, the period saw the debut of Visa, the leading credit card processor and largest IPO in U.S. history.  We believe that the U.S. economy will emerge stronger from this period of financial uncertainty and that the IPO Fund will have the opportunity to invest in many promising new companies.

Thank you for continuing to be an IPO Plus Aftermarket Fund shareholder

Sincerely,

IPO Plus Aftermarket Fund

May 14, 2008

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The IPO Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common prices. An investment cannot be made directly in an index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. The NASDAQ Composite Index measures all NASDAQ domestic and international-based common type stocks listed on the NASDAQ Stock Market.

Holdings By Industry

	% of		% of
Holdings By Industry	Net Assets	Holdings By Industry	Net Assets

Commercial Services	19.89%	Oil / Gas	6.02%
Diversified Financial Services	5.88%	Pharmaceuticals	6.98%
Electric	7.56%	Retail	9.68%
Entertainment	2.97%	Software	6.14%
Healthcare - Products	2.64%	Telecommunications	6.02%
Internet	2.92%	Other/Cash & Equivalents	21.48%
Miscellaneous Manufacturing	1.82%	Total	100.00%

IPO+

PORTFOLIO OF INVESTMENTS

As of March 31, 2008 (Unaudited)

		Shares	Value
	Common Stock 78.52%
	Commercial Services 19.89%
	American Public Education, Inc. *	5,000	$ 151,850
	Capella Education Co. *	5,000	273,000
	New Oriental Education & Technology Group ADR *	7,000	454,020
	Riskmetrics Group Inc *	23,000	445,050
	SAIC, Inc. *	24,000	446,160
	Visa, Inc. *	15,000	935,400
			2,705,480
	Diversified Financial Services 5.88%
	FCStone Group, Inc. *	15,000	415,500
	Interactive Brokers Group, Inc. *	15,000	385,050
			800,550
	Electric 7.56%
	Empresa Distribuidora Y Comercializadora Norte ADR *	10,000	196,200
	ITC Holdings Corp.	16,000	832,960
			1,029,160
	Entertainment 2.97%
	National CineMedia, Inc.	18,000	404,640

	Healthcare - Products 2.64%
	CardioNet, Inc. *	20,000	359,800

	Internet 2.92%
	MercadoLibre, Inc. *	10,000	397,600

	Miscellaneous Manufacturing 1.82%
	Polypore International, Inc. *	12,000	248,280

	Oil & Gas 6.02%
	Atlas Energy Resources LLC	5,000	155,000
	Basic Energy Services, Inc. *	4,000	88,320
	Concho Resources, Inc. *	10,000	256,400
	Continental Resources, Inc. *	10,000	318,900
			818,620
	Pharmaceuticals 6.98%
	Herbalife Ltd.	20,000	950,000

	See Notes to Financial Statements

IPO+

PORTFOLIO OF INVESTMENTS

As of March 31, 2008 (Unaudited)(Continued)

		Shares	Value
	Retail 9.68%
	Burger King Holdings, Inc.	23,000	$ 636,180
	Tim Hortons, Inc.	20,000	681,000
			1,317,180
	Software 6.14%
	Omniture, Inc. *	15,000	348,150
	Solera Holdings, Inc. *	20,000	487,200
			835,350
	Telecommunications 6.02%
	Cellcom Israel Ltd.	5,000	157,150
	NeuStar, Inc. *	25,000	662,000
			819,150
	Total Common Stocks
	(Cost $10,392,759)		10,685,810

	Exchange Traded Funds 4.90%
	Equity Exchange Traded Fund 4.90%
	Short S&P500 ProShares	10,000	666,000
	Total Exchange Traded Funds
	(Cost $672,672)

	Short-Term Investments 15.33%
	Registered Investment Companies 15.33%
	Milestone Treasury Obligations Portfolio
	(Cost $2,086,237)	2,086,237	2,086,237

	Total Investments 98.75%
	(Cost $13,151,668)(a)		$ 13,438,047
	Assets in Excess of Other Liabilities 1.25%		170,764
	Net Assets 100.00%		$ 13,608,811

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal income tax purposes is substantially similar.
	At March 31, 2008 net unrealized appreciation for all securities based on tax cost was $286,379. This consists of aggregate
	gross unrealized appreciation of $748,826 and aggregate gross unrealized depreciation of $462,447.

	See Notes to Financial Statements

IPO+

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005		2004	2003
Net Asset Value,
Beginning of Year	$ 15.06	$ 11.79	$ 12.58	$ 10.55		$ 9.63	$ 7.40

Income (Loss) From
Investment Operations
Net Investment Income (Loss)	(0.02)	(0.18)	(0.20)	(0.25)		(0.26)	(0.15)
Net Realized and
Unrealized Gain (Loss)	(2.40)	3.43	(0.60)	2.28		1.17	2.38
Total from Investment
Operations	(2.42)	3.25	(0.80)	2.03		0.91	2.23

Paid-in-Capital From
Redemption Fees	0.01	0.02	0.01	0.00	*	0.01	0.00	*

Net Asset Value,
End of Year	$ 12.65	$ 15.06	$ 11.79	$ 12.58		$ 10.55	$ 9.63

Total Return (1)	(16.00)%	27.74%	(6.28)%	19.24%		9.55%	30.14%

Ratios and
Supplemental Data
Net Assets,
End of Year (000s)	$ 13,609	$ 18,095	$ 15,761	$ 20,096		$ 19,579	$ 19,574
Ratio of Net Expenses
to Average Net Assets	2.50%	2.50%	2.50%	2.50%		2.50%	2.50%
Ratio of Net Expenses
to Average Net Assets
including dividends on
short sales	2.50%	2.51%	2.51%	2.50%		2.50%	2.50%
Ratio of Net Investment Income
(Loss) to Average Net Assets	(0.34)%	(1.19)%	(1.42)%	(2.00)%		(2.24)%	(1.92)%
Ratio of Expense
to Average Net Assets,
excluding waivers	3.36%	3.07%	3.18%	3.27%		3.28%	3.93%
Ratio of Net Investment Income
(Loss) to Average Net Assets,
excluding waivers	(1.21)%	(1.76)%	(2.09)%	(2.77)%		(3.02)%	(3.35)%

Portfolio Turnover Rate	243.94%	231.80%	260.25%	158.00%		159.73%	212.31%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Total returns for periods less than one year are not annualized.
*	Per share amount represents less than $0.01 per share.

See Notes to Financial Statements

IPO+

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2008 (Unaudited)

Assets
Investment securities
At cost	$ 13,151,668
At value	$ 13,438,047
Receivable for Investments Sold	116,073
Receivable for Fund Shares Sold	20,000
Dividends and Interest Receivable	18,289
Prepaid Expenses and Other Assets	80,035
Total Assets	13,672,444

Liabilities
Payable for Fund Shares Redeemed	15,141
Payable for Advisory Fee	5,467
Payable for Shareholder Service Fees	2,849
Payable for Distribution Fees	962
Accrued Expenses and Other Liabilities	39,214
Total Liabilities	63,633

Net Assets	$ 13,608,811

Net Assets Consist of:
Paid-in-Capital	$ 87,574,717
Accumulated Net Investment (Loss)	(26,741)
Accumulated Net Realized Loss on Investments	(74,225,544)
Net Unrealized Appreciation on Investments	286,379

$ 13,608,811

Net Asset Value, Offering and Redemption Price Per Share*
($13,608,811/1,076,025 shares of beneficial interest,
without par value, unlimited number of shares authorized)	$ 12.65

*The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements

IPO+

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2008 (Unaudited)

Investment Income
Dividends	$ 63,779
Interest	105,135
Total Investment Income	168,914

Expenses
Investment Adviser	117,672
Transfer Agent Fees and Expenses	26,627
Administration Fees	24,478
Distribution Fees	19,612
Shareholder Service Fees	19,612
Auditing Fees	10,602
Federal and State Registration	10,342
Shareholder Reports	9,238
Custody Fees	7,302
Trustees' Fees	5,986
Legal Fees	5,025
Insurance	694
Other Expenses	6,150
Total Expenses	263,340
Less:
Fees Waived by the Adviser	(67,685)
Net Expenses	195,655
Net Investment Income (Loss)	(26,741)
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(1,022,179)
Short Sales	386,146
Net Realized Gain (Loss) on Investments and Short Sales	(636,033)

Net Change in Unrealized Appreciation (Depreciation)
During the Period on:
Investment Securities	(1,943,967)
Short Sales	5,641
Net Change in Unrealized Appreciation (Depreciation)
of Investments and Short Sales	(1,938,326)

Net Realized and Unrealized Gain (Loss) on Investments
and Short Sales	(2,574,359)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (2,601,100)

See Notes to Financial Statements

IPO+

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2008	September 30,
	(Unaudited)	2007
Increase (Decrease) in Net Assets
from Operations
Net Investment Income (Loss)	$ (26,741)	$ (217,889)
Net Realized Gain (Loss) on Investments
and Short Sales	(636,033)	3,179,629
Net Change in Unrealized Appreciation
(Depreciation) of Investments and Short Sales	(1,938,326)	1,152,842
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,601,100)	4,114,582

Fund Share Transactions
Proceeds from Shares Sold	1,296,589	4,105,938
Cost of Shares Redeemed	(3,193,123)	(5,908,268)
Redemption Fee Proceeds	10,948	21,853
Net Increase (Decrease) in Net Assets
from Fund Share Transactions	(1,885,586)	(1,780,477)

Total Increase (Decrease) in Net Assets	(4,486,686)	2,334,105

Net Assets
Beginning of Year	18,095,497	15,761,392
End of Period *	$ 13,608,811	$ 18,095,497

* Includes Accumulated Net Investment Loss of	$ (26,741)	$ -

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	94,495	280,754
Number of Shares Redeemed	(219,791)	(416,184)
Net Increase (Decrease) in Fund Shares	(125,296)	(135,430)

See Notes to Financial Statements

Notes to Financial Statements

For the Six Months Ended March 31, 2008

The IPO Plus Aftermarket Fund (“IPO+ Fund”) is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO+ Fund.

The investment objective of the IPO+ Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are followed by the IPO+ Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results may differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.   Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value using good faith estimates as determined in accordance with the Trust’s “Procedures for Valuing Illiquid Securities and Securities for Which Market Quotations are Not Readily Available or May be Unreliable.”   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.   As of March 31, 2008, the Fund did not hold any securities for which market quotations were not readily available.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.   SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.   The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2. FEDERAL INCOME TAXES: It is the IPO+ Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Notes to Financial Statements

For the Six Months Ended March 31, 2008 (Continued)

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of September 30, 2007, the IPO+ Fund had a federal income tax capital loss carry forward of $73,540,666.  Federal capital loss carry forwards expire as follows: $4,131,133 expiring in 2008, $65,326,226 expiring in 2009, $1,806,048 expiring in 2010 and $2,277,259 expiring in 2011.  To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

As of September 30, 2007 the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	Net unrealized appreciation (depreciation) on investments	Total accumulated earnings (deficit)
$(73,540,666)	$2,175,860	$(71,364,806)

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

3. DISTRIBUTIONS TO SHAREHOLDERS: The IPO+ Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually.  All distributions are recorded on the ex-dividend date.  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Permanent book and tax differences resulted in reclassification for the year ended September 30, 2007 as follows: a decrease in paid-in-capital of $217,889 and a decrease in undistributed net investment loss of $217,889.

4. OTHER: Security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.   Interest income is recorded on an accrual basis.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, a registered investment adviser, the IPO+ Fund agrees to pay Renaissance Capital an annual fee equal to 1.50% of the average daily net assets of the IPO+ Fund, payable monthly. Additionally, Renaissance Capital has voluntarily agreed to defer or waive fees or absorb some or all of the expenses (excluding dividends on short sales) of the IPO+ Fund in order to limit Total Fund Operating Expenses to 2.50%.  During the six months ended March 31, 2008, Renaissance Capital deferred fees of $67,685.  These deferrals are subject to later recapture by Renaissance Capital for a period of three years.  Total deferrals subject to recapture by Renaissance Capital are $383,872.   These deferrals will expire as follows: $156,680 expiring in 2008, $124,667 expiring in 2009 and $102,525 expiring in 2010.

Notes to Financial Statements

For the Six Months Ended March 31, 2008 (Continued)

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the IPO+ Fund, subject to the over-all authority of the Board of Trustees.  For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the IPO+ Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The IPO+ Fund has adopted a Distribution and Shareholder Services Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the IPO+ Fund, as determined from time to time by the Board of Trustees, to pay up to 0.50% of the IPO+ Fund’s average daily net assets for distribution and shareholder servicing.

The total annual fee for distribution of the IPO+ Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the IPO+ Fund by customers of the broker-dealers or distributors.

Each shareholder servicing agent receives an annual fee, which is payable monthly up to 0.25% of the average daily net assets of shares of the IPO+ Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the IPO+ Fund charges a 2% fee on such redemptions of shares held less than 90 days.  Such fees amounted to $10,948 for the six months ended March 31, 2008.

E. TRUSTEES' FEES: Trustees’ fees are $4,000 per year plus $500 for each meeting attended per Trustee.

F. PURCHASES AND SALES: For the six months ended March 31, 2008, the IPO+ Fund made purchases with a cost of $26,369,916 and sales with proceeds of $26,094,908 of investment securities other than long-term U.S. Government and short-term securities.

G. SHORT SALES AND SEGREGATED CASH: Short sales are transactions in which the IPO+ Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the IPO+ Fund must borrow the security to deliver to the buyer upon the short sale; the IPO+ Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The IPO+ Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the IPO+ Fund replaces the borrowed security.  The IPO+ Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized.  The IPO+ Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.  Typically, the segregated cash with brokers and other financial institutions exceeds the minimum requirements.

The IPO+ Fund may also sell short “against the box” (i.e. the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short).  If the IPO+ Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the IPO+ Fund as collateral while the short sale is outstanding.

Notes to Financial Statements

For the Six Months Ended March 31, 2008 (Continued)

H. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

OBTAINING ADDITIONAL INFORMATION (Unaudited)

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30, 2007 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

Trustees and Officers*

Name

Principal

Other

Address

Position(s)

Length of

Occupation(s)

Directorships

Date of Birth

Held with Fund (a)

Service (b)

During Past 5 Years

Held

Kathleen Shelton Smith

Affiliated Trustee

Trustee since

Chairperson, Vice President, Treasurer

None

Two Greenwich Plaza

Chairperson

December 1997

and Secretary

Greenwich, CT  06830

VP, Treasurer, CCO

Renaissance Capital LLC

05/27/54

William K. Smith

President

Trustee from

President and Director -

None

Two Greenwich Plaza

12/18/97 through

Renaissance Capital LLC

Greenwich, CT  06830

11/18/05*

05/10/51

Linda R. Killian

VP, Secretary,

Trustee from

Vice President and Director -

None

Two Greenwich Plaza

Chief Investment

12/18/97 through

Renaissance Capital LLC

Greenwich, CT  06830

Officer

11/18/05*

08/09/50

Warren K. Greene

Independent Trustee

Trustee since

Senior Vice President and

EII Realty

American Investors Fund LLC

December 1997

Investment Manager -

Securities Trust

40 Hoyt Street

NorthCoast Asset Management LLC**

Stamford, CT 06905

(January 1995 – June 2006)

02/03/36

Gerald W. Puschel

Independent Trustee

Trustee since

President and

None

F. Schumacher & Co.

December 1997

Chief Executive Officer

79 Madison Ave.

F. Schumacher & Co.

New York, NY  10016

12/16/41

(a) As of September 30, 2007, there is only one (1) portfolio in the complex and it is overseen by all Trustees

(b) The term of service for each trustee is indefinite until a successor is elected.

*At a meeting of the Board of Directors on November 18, 2005, Martin V. Alonzo, Philip D. Gunn and G. Peter O’Brien resigned as Independent Trustees of the Fund,

and Linda R. Killian and William K. Smith resigned as Affiliated Trustees of the Fund.

**FKA Trendlogic

The IPO+ Fund's Statement of Additional Information (SAI) includes information about the Fund's trustees and officers.

The SAI is available, without charge, upon request by calling toll-free 1-888-476-3863.

Supplemental Information

March 31, 2008 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2007 through March 31, 2008.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period** (10/1/07-3/31/08)
Actual	$1,000.00	$840.00	$11.53
Hypothetical (5% return before expenses)	1,000.00	1,012.53	12.61

** Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the days in the reporting period).

Supplemental Information

March 31, 2008

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on November 15, 2007, the Board, including the disinterested Trustees (the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Agreement”) between Renaissance Capital (the “Adviser”) and Renaissance Capital Funds on behalf of the IPO+ Fund.

The Independent Trustees were provided with counsel’s Gartenberg memorandum describing their obligations in approving the annual continuance of the Agreement and met with counsel in executive session to discuss the information provided by the Adviser including, the information that had been provided by the Adviser in advance of the Meeting.  The Independent Trustees discussed with counsel their responsibilities in acting in the best interests of the Fund’s shareholders when considering the continuance of the Agreement with the Adviser.  Counsel advised the Independent Trustees to examine a report provided by the Adviser comparing advisory fees paid by a universe of similar, no-load equity funds and to consider such advisory fee information in light of the Fund’s performance history.  The Independent Trustees discussed the Adviser’s performance and its commitment to the Fund and its Shareholders.  There was a general discussion regarding the Fund’s future plans for marketing and distribution to increase Fund assets.  The Independent Trustees also noted that the industry experience and education of the Adviser’s management and its commitment to the Fund and its shareholders.

The Board, including the Independent Trustees, considered:  (1) the nature, extent and quality of services to be provided by the Adviser; (2) the investment performance of the IPO+ Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the IPO+ Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors.

With respect to cost of services provided and profitability, it was noted that the advisory fee charged by the Adviser is comparable to that of other investment advisers and the Adviser currently reimburses expenses and/or waives advisory fees to keep fund expenses down and, therefore, realizes little or no profit at this time.  With respect to the extent and quality of services provided by the Adviser, it was noted that the Adviser is a leading provider of IPO research in the financial industry.  The Board, including the Independent Trustees, concluded that, based on their collective business judgment, the terms of the Agreement are fair and reasonable, the Adviser’s fee is reasonable in light of the services that the Adviser provides to the IPO+ Fund and that the most appropriate course of action in the best interests of the IPO+ Fund’s shareholders would be to approve continuance of the Agreement.

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Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Renaissance Capital Greenwich Funds

By (Signature and Title)

*

/s/ William K. Smith

William K. Smith, President

Date

5/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ William K. Smith

William K. Smith, President

Date

5/28/08

By (Signature and Title)

*

s/ Kathleen S. Smith

Kathleen S. Smith, Treasurer

Date

5/28/08

* Print the name and title of each signing officer under his or her signature.